CHANGES IN NON-CASH WORKING CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
Changes In Non-cash Working Capital
Schedule Of Changes in noncash working capital

	2022	2021	2020
GST receivable	$(1,058)	$60	$78
Accounts payable and accrued liabilities	26,162	8,698	226,068
Due to related parties	28,072	28,731	(137,796)
Changes in non-cash working capital	$53,176	$37,489	$88,350
Supplemental information
Non-cash items
Interest expense included in convertible debt	$30,000	$30,000	$45,000
Interest expense included in due to related parties	$889	$—	$3,961
Shares issued for mineral property interests	$1,000	$—	$7,500
Shares issued for debt	$—	$1,626,319	$—